Average Annual Total Returns		12 Months Ended	35 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
MSCI World Index Net (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.35%	5.98%
FIS Christian Stock Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.35%	5.98%
Performance Inception Date			Feb. 08, 2022
FIS Christian Stock Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.15%	5.75%
FIS Christian Stock Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	4.59%

[1]	The MSCI World Index Net (USD) captures large and mid-cap representation across 23 Developed Markets (DM) countries. With 1,429 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.